Offerings	Oct. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 0
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.

(b)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 14,532,745
Amount of Registration Fee	$ 2,006.97
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.

(b)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.